Stock Incentive Plans - Schedule of Share Based Compensation Shares Authorized under Stock Option Plans by Exercise Price Range Table (Details)	12 Months Ended
Mar. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares) | shares	2,933,501
Number of exercisable options (in shares) | shares	2,905,801
$10.35 - $29.70
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of option exercise price, minimum (in dollars per share)	$ 10.35
Range of option exercise price, maximum (in dollars per share)	$ 29.70
Number of options outstanding (in shares) | shares	748,574
Weighted average exercise price (in dollars per share)	$ 21.74
Weighted average remaining contractual life (in years)	4 years 18 days
Number of exercisable options (in shares) | shares	748,574
Weighted average exercise price of exercisable options (in dollars per share)	$ 21.74
$30.31 - $48.46
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of option exercise price, minimum (in dollars per share)	30.31
Range of option exercise price, maximum (in dollars per share)	$ 48.46
Number of options outstanding (in shares) | shares	1,421,166
Weighted average exercise price (in dollars per share)	$ 36.57
Weighted average remaining contractual life (in years)	5 years 3 months 28 days
Number of exercisable options (in shares) | shares	1,421,166
Weighted average exercise price of exercisable options (in dollars per share)	$ 36.57
$49.24 - 86.17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of option exercise price, minimum (in dollars per share)	49.24
Range of option exercise price, maximum (in dollars per share)	$ 86.17
Number of options outstanding (in shares) | shares	763,761
Weighted average exercise price (in dollars per share)	$ 55.13
Weighted average remaining contractual life (in years)	6 years 3 months 4 days
Number of exercisable options (in shares) | shares	736,061
Weighted average exercise price of exercisable options (in dollars per share)	$ 55.03